EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

44      EVENTS AFTER THE REPORTING PERIOD

(a)	On January 19, 2022, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in October 2022 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.49%.
(b)	On February 21, 2022, the Group completed an issuance of short-term bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in November 2022 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.20%.
(c)	On January 26, 2022, the Group completed an issuance of medium-term bonds with a total face value of RMB2 billion, an annual interest rate of 3% which will mature in January 2025. The above medium-term notes will pay interest once a year from January 26, 2022, and the Company intends to use the proceeds from the offering to refinance existing debt.
(d)	On February 22, 2022, the Group completed an issuance of medium-term bonds with a total face value of RMB400 million, an annual interest rate of 2.68% which will mature in February 2025. The above medium-term notes will pay interest once a year from February 23, 2022, and the Company intends to use the proceeds from the offering to refinance existing debt.
(e)	On March 22, 2022, the Board of Directors proposed a final dividend of RMB545 million for the year ended December 31, 2021, which is subject to the approval of the shareholders of the Company at the forthcoming annual general meeting.